COMMITMENTS	3 Months Ended
Mar. 31, 2025
Capital commitments [abstract]
COMMITMENTS	COMMITMENTS

In millions	March 31, 2025	December 31, 2024
Guarantees	$54.6	$36.5
Other commitments	356.0	339.5
Guarantees are primarily due to rental guarantees for owned retail stores and contribution guarantees for employee pension and life insurance plans.
Other commitments are primarily long-term endorsement contracts with several professional and non-professional sports leagues, particularly in the United States, and contracts with brand ambassadors.

There are no guarantees or contingencies given for the management of the Company, for the shareholders, or for the associated companies.
Ongoing litigation
The Company has extensive international operations and is involved in a number of legal proceedings, including product liability suits. Litigation is assessed on an ongoing basis by evaluating the probability of any potential financial impact. In management's opinion, we have adequate legal defenses, insurance coverage, or accrued liabilities with respect to such proceedings. We do not expect that any settlement would have a material adverse effect on the unaudited condensed consolidated interim statement of income and other comprehensive income or unaudited condensed consolidated interim statement of financial position.